Note 24 - Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
24.      COMMITMENTS AND CONTINGENCIES

Construction Services Agreements

The Company enters into construction services agreements with third parties for the construction of wind projects. The construction services agreements provide for a fixed price or cost-plus arrangements, subject to change orders pursuant to changes in work scope or work conditions. The construction fees are generally billable on a monthly basis. At December 31, 2011, the Company had no construction projects underway.

Development Agreements

The Company enters into development agreements with third parties for the development of wind projects. The development agreements call for development fees ranging from 3% to 5% of the total project cost. The development fees are generally paid by the project owners in installments:   upon signing of the development agreement (ranging from 2-10% of the fee), signing of the power purchase agreement (approximately 5% of the fee), upon availability of funding and signing of the PPA (approximately 40% of the fee), and the remaining 50% is due at the commercial operation date of the project. As of December 31, 2011, the Company was involved with various development agreements at different stages within the contracts. The Company was also involved with several new projects for which development agreements have not been signed.

Turbine Supply

The Company may enter into turbine supply agreements whereby it will purchase wind turbines from turbine equipment suppliers and resell the components to wind project owners. The Company incurs risks of ownership during the course of shipment and delivery to the project site. The Company passes through the warranty and performance obligations of the manufacturer onto the project owners.

Management Agreements

The Company has various agreements in place for operational wind projects to perform management services for those projects. The agreements provide monthly management fees ranging from 2-5% of the project’s gross sales, or on a fixed fee basis. These agreements also provide payments for general and administrative fees, maintenance fees, and any other out-of-pocket expenses for the project. The contracts expire at various dates through 2016. The agreements may be terminated by the wind farm upon the last day of the month that is at least 30 days after the Company has received written notice of the intent to terminate the agreement.

Turbine Maintenance Agreements

The Company has agreements in place to perform turbine maintenance services for three wind farm projects, and from time to time will engage in additional maintenance services on a time and materials basis. The agreements provide quarterly or annual payments on a per-turbine basis. The agreements at various dates through 2014. The agreements generally may only be terminated in the event of non-performance.

Administrative Services Agreements

The Company has four agreements in place for operational wind projects to perform administrative services for those projects. These agreements provide quarterly payments in advance or in arrears of services performed. Payments range from 3-5% of the project’s gross revenue, and will continue through the change of percentage ownership date, as defined by the administrative services agreements, and will be renewed annually without any additional action. The agreements may be terminated by the wind farm upon at least 90 days written notice to the Company.

Asset Retirement Obligation

At the time that the turbines in the Woodstock Hills, Winona or Valley View projects are retired or upon the end of the land lease, there is an obligation to restore the underlying real estate to its original condition. This includes removal of all personal property and to some extent, the concrete foundations.  The estimate fair value of this obligation is undeterminable; however, it is reasonable that the salvage value of the wind turbines would cover any expenses for restoration of the real estate.

Guarantees

The Company agreed to guarantee certain payments to investors in the Valley View wind farm project as set forth below:

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The timely payment of any and all guaranteed payments required to be paid to  preferred membership investors (who contributed approximately $2.5 million)  as they may become due under the respective LLC operating agreements, and the timely payment of any and all amounts payable upon exercise of a put right by such preferred members.  The put right is under not under the Company’s control and may occur either in two years or in certain cases, ten years.  The Company does  have up to six months from the date that to make such Put Right Payment, and should Juhl Wind fail to make the Put Right Payment within such six month period, the principal amount owed by the Company is subject to a penalty of an additional 10%.

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The Company has agreed, with respect to a put right made available to one of the Common Members in the Valley View project (who contributed $500,000) to redeem any of its units then held by the Purchaser for a price in cash equal to the present value of the (i) estimate future distributions to be made to Purchaser net of (ii) estimated future income allocations for which no distributions are projected to be made.  If the Company fails to pay in full the put right purchase amount in cash on the due date, the Company shall issue a promissory note with a maturity date not exceeding 36 months and pay interest thereon.

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In March 2011, the Company had guaranteed the payment obligations of Valley View Transmission to its turbine supplier under a Turbine Supply Agreement between such parties.   The maximum liability was $1,800,000 if warranty obligations survive a five-year term as described in such Turbine Supply Agreement, or $1,275,000 if warranty obligations are not extended for such five year period, as set forth in such Turbine Supply Agreement.   The payments required under the Turbine Supply Agreement have now been met in connection with the equity raise and the Company’s guaranty in favor of the turbine supplier has been terminated.

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The Company has made certain representations and warranties with regard to indemnifications in conjunction with the funding activities of the Valley View and Grant County wind farms, including potential liabilities for Section 1603 Treasury Grant recapture or tax liabilities attributable to the period prior to the closing date.